Short-Term Bank Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Bank Borrowings [Abstract]
Short-term bank borrowings

17. Short-term bank borrowings

In March 2023, the Company entered into a 12-month operating loan agreement with Industrial and Commercial Bank of China. The Company received a fund of RMB 1,000,000 (approximately $141,000) with an annual interest rate of 1-year loan prime rate plus 0.5%. The short-term bank borrowing was repaid in March 2024.